John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/19

Fund’s investments

As of 8-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.8% (Cost $519,206,254)				$537,318,002
U.S. Government 19.5%				233,659,040

U.S. Treasury
Bond	2.750	11-15-42	34,345,000	39,664,450
Bond	2.875	05-15-49	46,238,000	55,714,984
Bond	3.000	02-15-47	20,472,000	25,022,222
Note	1.500	08-31-21	21,970,000	21,965,709
Note	1.625	08-15-29	65,993,000	66,743,155
Note (A)	1.750	07-31-24	15,194,000	15,448,618
Note	2.125	05-31-26	8,725,000	9,099,902
U.S. Government Agency 25.3%				303,658,962

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	10-01-31	7,493,808	7,760,403
15 Yr Pass Thru	3.000	01-01-33	4,996,308	5,172,491
30 Yr Pass Thru	3.000	03-01-43	490,082	511,816
30 Yr Pass Thru	3.000	03-01-43	4,181,923	4,351,700
30 Yr Pass Thru	3.000	04-01-43	704,412	733,449
30 Yr Pass Thru	3.000	12-01-45	1,722,824	1,791,152
30 Yr Pass Thru	3.000	10-01-46	2,048,914	2,114,551
30 Yr Pass Thru	3.000	10-01-46	1,474,416	1,526,902
30 Yr Pass Thru	3.000	12-01-46	5,378,314	5,554,643
30 Yr Pass Thru	3.000	12-01-46	1,237,100	1,285,390
30 Yr Pass Thru	3.000	04-01-47	851,570	881,618
30 Yr Pass Thru	3.000	04-01-47	12,553,577	12,892,094
30 Yr Pass Thru	3.500	02-01-42	1,375,286	1,448,081
30 Yr Pass Thru	3.500	04-01-44	718,158	762,904
30 Yr Pass Thru	3.500	07-01-46	3,543,111	3,688,024
30 Yr Pass Thru	3.500	10-01-46	2,162,002	2,272,386
30 Yr Pass Thru	3.500	11-01-46	2,094,411	2,196,762
30 Yr Pass Thru	3.500	12-01-46	1,192,333	1,255,072
30 Yr Pass Thru	3.500	01-01-47	7,354,299	7,748,166
30 Yr Pass Thru	3.500	02-01-47	2,205,905	2,299,228
30 Yr Pass Thru	3.500	04-01-47	1,296,754	1,366,203
30 Yr Pass Thru	3.500	11-01-47	3,401,867	3,530,265
30 Yr Pass Thru	3.500	11-01-48	6,301,833	6,633,427
30 Yr Pass Thru	3.500	06-01-49	16,544,057	17,214,616
30 Yr Pass Thru	4.000	11-01-43	279,617	297,842
30 Yr Pass Thru	4.000	02-01-44	126,597	135,284
30 Yr Pass Thru	4.000	07-01-45	4,053,762	4,353,450
30 Yr Pass Thru	4.000	03-01-48	2,810,935	2,947,240
30 Yr Pass Thru	4.000	08-01-48	1,470,279	1,560,136
30 Yr Pass Thru	4.000	12-01-48	4,842,158	5,065,458
30 Yr Pass Thru	4.500	02-01-41	632,103	683,330
30 Yr Pass Thru	4.500	03-01-47	2,429,332	2,600,396
30 Yr Pass Thru	5.000	03-01-41	316,905	346,548
30 Yr Pass Thru	5.500	06-01-38	457,733	513,393
Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	244,929	251,691
15 Yr Pass Thru	3.500	06-01-34	1,005,789	1,050,376
15 Yr Pass Thru	4.000	12-01-24	299,549	312,577
30 Yr Pass Thru (B)	3.000	TBA	8,915,000	9,087,032
30 Yr Pass Thru	3.000	12-01-42	1,184,559	1,233,900
30 Yr Pass Thru	3.000	04-01-43	3,942,231	4,084,263

2 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	08-01-46	2,031,235	$2,102,513
30 Yr Pass Thru	3.000	10-01-46	2,391,301	2,466,694
30 Yr Pass Thru	3.000	01-01-47	2,395,940	2,479,267
30 Yr Pass Thru	3.000	02-01-47	1,264,762	1,313,491
30 Yr Pass Thru	3.000	10-01-47	2,832,149	2,930,646
30 Yr Pass Thru	3.000	12-01-47	11,969,021	12,291,775
30 Yr Pass Thru	3.000	07-01-49	20,990,000	21,392,028
30 Yr Pass Thru	3.500	01-01-42	1,508,429	1,587,010
30 Yr Pass Thru	3.500	06-01-42	2,075,822	2,189,798
30 Yr Pass Thru	3.500	07-01-42	3,330,121	3,524,415
30 Yr Pass Thru	3.500	01-01-43	607,388	636,751
30 Yr Pass Thru	3.500	04-01-43	479,603	502,789
30 Yr Pass Thru	3.500	06-01-43	2,109,663	2,225,497
30 Yr Pass Thru	3.500	07-01-43	343,945	362,830
30 Yr Pass Thru	3.500	03-01-44	3,293,396	3,474,225
30 Yr Pass Thru	3.500	10-01-44	4,551,324	4,759,975
30 Yr Pass Thru	3.500	04-01-45	905,874	953,631
30 Yr Pass Thru	3.500	04-01-45	2,212,177	2,328,801
30 Yr Pass Thru	3.500	07-01-46	3,765,274	3,912,004
30 Yr Pass Thru	3.500	07-01-46	1,428,780	1,498,746
30 Yr Pass Thru	3.500	07-01-47	4,789,595	5,043,595
30 Yr Pass Thru	3.500	11-01-47	4,584,986	4,815,241
30 Yr Pass Thru	3.500	11-01-47	2,336,607	2,415,980
30 Yr Pass Thru	3.500	12-01-47	2,832,456	2,966,734
30 Yr Pass Thru	3.500	01-01-48	6,040,636	6,327,002
30 Yr Pass Thru	3.500	03-01-48	2,314,703	2,443,243
30 Yr Pass Thru	3.500	06-01-48	1,008,612	1,059,264
30 Yr Pass Thru	3.500	07-01-49	8,659,777	8,953,943
30 Yr Pass Thru	4.000	09-01-40	700,095	748,427
30 Yr Pass Thru	4.000	01-01-41	557,892	596,407
30 Yr Pass Thru	4.000	09-01-41	909,134	971,614
30 Yr Pass Thru	4.000	09-01-41	2,621,371	2,836,749
30 Yr Pass Thru	4.000	10-01-41	38,284	41,131
30 Yr Pass Thru	4.000	11-01-41	1,372,266	1,466,574
30 Yr Pass Thru	4.000	01-01-42	372,578	400,279
30 Yr Pass Thru	4.000	01-01-42	525,412	561,521
30 Yr Pass Thru	4.000	03-01-42	2,589,927	2,763,062
30 Yr Pass Thru	4.000	05-01-43	2,581,587	2,754,165
30 Yr Pass Thru	4.000	09-01-43	1,927,472	2,100,293
30 Yr Pass Thru	4.000	10-01-43	1,673,950	1,795,792
30 Yr Pass Thru	4.000	12-01-43	2,516,746	2,688,135
30 Yr Pass Thru	4.000	01-01-44	392,937	425,590
30 Yr Pass Thru	4.000	02-01-46	1,775,577	1,864,311
30 Yr Pass Thru	4.000	06-01-46	1,295,112	1,358,620
30 Yr Pass Thru	4.000	07-01-46	3,227,563	3,385,834
30 Yr Pass Thru	4.000	03-01-47	4,880,744	5,188,717
30 Yr Pass Thru	4.000	05-01-47	3,141,121	3,337,362
30 Yr Pass Thru	4.000	12-01-47	1,251,077	1,331,583
30 Yr Pass Thru	4.000	04-01-48	4,358,102	4,635,820
30 Yr Pass Thru	4.000	06-01-48	4,089,945	4,279,001
30 Yr Pass Thru	4.000	10-01-48	2,603,944	2,764,183
30 Yr Pass Thru	4.500	08-01-40	1,200,944	1,299,133
30 Yr Pass Thru	4.500	08-01-40	574,175	620,940
30 Yr Pass Thru	4.500	12-01-40	363,551	392,820

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	05-01-41	467,408	$505,478
30 Yr Pass Thru	4.500	05-01-41	625,066	675,585
30 Yr Pass Thru	4.500	06-01-41	732,914	791,692
30 Yr Pass Thru	4.500	07-01-41	406,403	438,995
30 Yr Pass Thru	4.500	11-01-41	128,455	138,797
30 Yr Pass Thru	4.500	12-01-41	2,381,691	2,564,510
30 Yr Pass Thru	4.500	05-01-42	1,023,745	1,105,847
30 Yr Pass Thru	4.500	04-01-48	1,909,145	2,040,180
30 Yr Pass Thru	4.500	07-01-48	6,766,007	7,175,420
30 Yr Pass Thru	5.000	04-01-35	68,299	74,791
30 Yr Pass Thru	5.000	09-01-40	554,232	606,637
30 Yr Pass Thru	5.000	04-01-41	138,159	154,071
30 Yr Pass Thru	5.500	02-01-36	66,108	73,309
30 Yr Pass Thru	6.500	01-01-39	202,827	233,440
Foreign government obligations 0.4% (Cost $4,214,234)				$4,791,950
Qatar 0.2%				2,296,190

State of Qatar
Bond (C)	3.375	03-14-24	1,182,000	1,250,303
Bond (C)	5.103	04-23-48	785,000	1,045,887
Saudi Arabia 0.2%				2,495,760

Kingdom of Saudi Arabia
Bond (C)	4.375	04-16-29	2,165,000	2,495,760
Corporate bonds 31.3% (Cost $357,407,827)				$374,625,073
Communication services 2.1%				24,870,438

Diversified telecommunication services 0.8%
AT&T, Inc. (A)	3.400	05-15-25	2,025,000	2,126,904
AT&T, Inc.	3.800	02-15-27	922,000	984,416
Sprint Spectrum Company LLC (C)	3.360	03-20-23	387,563	389,035
Verizon Communications, Inc.	4.400	11-01-34	1,100,000	1,274,236
Verizon Communications, Inc.	4.672	03-15-55	1,023,000	1,260,011
Verizon Communications, Inc.	4.862	08-21-46	2,565,000	3,193,988
Entertainment 0.0%
Activision Blizzard, Inc.	3.400	09-15-26	596,000	628,449
Media 1.1%
CBS Corp.	3.375	03-01-22	403,000	413,989
CBS Corp.	3.700	08-15-24	700,000	740,100
Charter Communications Operating LLC	4.200	03-15-28	2,291,000	2,438,299
Charter Communications Operating LLC	5.750	04-01-48	2,496,000	2,912,085
Charter Communications Operating LLC	6.484	10-23-45	2,205,000	2,726,572
Comcast Corp.	3.000	02-01-24	1,265,000	1,315,396
Myriad International Holdings BV (C)	4.850	07-06-27	295,000	334,613
Myriad International Holdings BV (C)	5.500	07-21-25	1,230,000	1,400,387
The Interpublic Group of Companies, Inc.	3.500	10-01-20	853,000	864,717
Wireless telecommunication services 0.2%
CC Holdings GS V LLC	3.849	04-15-23	1,065,000	1,122,775
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	740,000	744,466
Consumer discretionary 2.8%				33,276,634

Auto components 0.1%
Lear Corp.	5.250	01-15-25	830,000	859,059

4 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles 1.4%
Daimler Finance North America LLC (C)	3.750	11-05-21	1,890,000	$1,945,726
Ford Motor Credit Company LLC	3.336	03-18-21	800,000	805,225
Ford Motor Credit Company LLC	3.813	10-12-21	2,595,000	2,638,480
Ford Motor Credit Company LLC	5.875	08-02-21	2,721,000	2,864,146
General Motors Company	4.875	10-02-23	2,221,000	2,389,132
General Motors Financial Company, Inc.	3.550	04-09-21	1,307,000	1,328,883
General Motors Financial Company, Inc.	4.000	01-15-25	1,558,000	1,603,673
General Motors Financial Company, Inc. (A)	4.300	07-13-25	1,554,000	1,622,395
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	890,000	918,691
Hotels, restaurants and leisure 0.1%
Resorts World Las Vegas LLC (C)	4.625	04-16-29	1,010,000	1,066,978
Internet and direct marketing retail 1.0%
Amazon.com, Inc.	3.150	08-22-27	2,675,000	2,876,613
Amazon.com, Inc.	4.050	08-22-47	1,421,000	1,743,897
Expedia Group, Inc. (A)	3.800	02-15-28	2,485,000	2,632,903
Expedia Group, Inc.	5.000	02-15-26	2,275,000	2,564,672
QVC, Inc.	4.375	03-15-23	970,000	1,013,257
QVC, Inc.	5.125	07-02-22	735,000	776,290
QVC, Inc.	5.450	08-15-34	700,000	714,151
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	2,733,000	2,912,463
Consumer staples 0.5%				6,597,941

Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	1,310,000	1,522,840
Constellation Brands, Inc.	3.200	02-15-23	930,000	959,531
Keurig Dr Pepper, Inc.	3.551	05-25-21	1,794,000	1,835,182
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	790,000	798,315
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	613,000	630,678
Kraft Heinz Foods Company (C)	4.875	02-15-25	825,000	851,395
Energy 3.5%				41,521,907

Oil, gas and consumable fuels 3.5%
Andeavor Logistics LP	4.250	12-01-27	483,000	511,141
Andeavor Logistics LP	5.250	01-15-25	605,000	636,178
Andeavor Logistics LP	6.375	05-01-24	850,000	891,225
Cimarex Energy Company	4.375	06-01-24	720,000	759,249
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	540,000	573,893
Columbia Pipeline Group, Inc.	4.500	06-01-25	629,000	682,490
Continental Resources, Inc. (A)	5.000	09-15-22	1,904,000	1,920,944
Enable Midstream Partners LP	3.900	05-15-24	1,070,000	1,100,247
Enable Midstream Partners LP	4.950	05-15-28	1,615,000	1,714,341
Enbridge Energy Partners LP	4.375	10-15-20	1,295,000	1,322,282
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	976,000	1,017,480
Energy Transfer Operating LP	4.200	04-15-27	563,000	598,147
Energy Transfer Operating LP	4.250	03-15-23	1,877,000	1,971,391
Energy Transfer Operating LP	5.150	03-15-45	1,340,000	1,428,672
Energy Transfer Operating LP	5.875	01-15-24	1,145,000	1,281,140
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	1,991,000	1,966,113
Husky Energy, Inc.	3.950	04-15-22	945,000	978,306

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	7.750	03-15-32	630,000	$860,762
Kinder Morgan, Inc.	3.150	01-15-23	601,000	617,528
MPLX LP	4.000	03-15-28	973,000	1,019,958
MPLX LP	4.800	02-15-29	515,000	572,864
Newfield Exploration Company	5.625	07-01-24	1,400,000	1,541,254
ONEOK Partners LP	5.000	09-15-23	655,000	713,109
Petroleos Mexicanos	4.875	01-24-22	980,000	995,925
Petroleos Mexicanos	5.375	03-13-22	205,000	209,613
Sabine Pass Liquefaction LLC	4.200	03-15-28	849,000	901,005
Sabine Pass Liquefaction LLC	5.000	03-15-27	877,000	968,607
Sabine Pass Liquefaction LLC	5.750	05-15-24	1,345,000	1,501,405
Sabine Pass Liquefaction LLC	5.875	06-30-26	448,000	514,978
Saudi Arabian Oil Company (C)	2.875	04-16-24	2,139,000	2,195,032
Schlumberger Holdings Corp. (C)	3.750	05-01-24	2,140,000	2,262,963
Sunoco Logistics Partners Operations LP	3.900	07-15-26	1,755,000	1,816,187
Sunoco Logistics Partners Operations LP	5.400	10-01-47	1,168,000	1,302,756
The Williams Companies, Inc.	3.700	01-15-23	2,505,000	2,598,719
The Williams Companies, Inc.	3.750	06-15-27	1,510,000	1,576,003
Financials 10.1%				121,138,083

Banks 6.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(D)	6.750	06-15-26	665,000	734,825
Banco Santander SA	4.379	04-12-28	1,100,000	1,209,878
Bank of America Corp.	3.950	04-21-25	1,719,000	1,835,386
Bank of America Corp.	4.200	08-26-24	735,000	793,249
Bank of America Corp.	4.450	03-03-26	1,998,000	2,200,149
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	2,250,000	2,539,688
Bank of America Corp. (3.864% to 7-23-23, then 3 month LIBOR + 0.940%)	3.864	07-23-24	2,110,000	2,240,420
Bank of Montreal	3.300	02-05-24	3,385,000	3,547,283
Barclays Bank PLC (C)	10.179	06-12-21	905,000	1,014,812
Barclays PLC	4.375	01-12-26	775,000	819,201
BPCE SA (C)	4.500	03-15-25	1,020,000	1,093,663
BPCE SA (C)	5.700	10-22-23	1,125,000	1,243,458
Citigroup, Inc.	2.350	08-02-21	2,060,000	2,073,270
Citigroup, Inc.	4.600	03-09-26	2,513,000	2,765,704
Citigroup, Inc.	5.500	09-13-25	720,000	825,207
Danske Bank A/S (C)	5.000	01-12-22	887,000	935,485
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	1,815,000	1,903,967
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (A)(D)	6.875	06-01-21	995,000	1,042,511
Huntington Bancshares, Inc.	2.625	08-06-24	1,880,000	1,916,639
ING Bank NV (C)	5.800	09-25-23	1,060,000	1,176,476
ING Groep NV	3.550	04-09-24	869,000	911,180
JPMorgan Chase & Co. (A)	2.400	06-07-21	2,390,000	2,404,780
JPMorgan Chase & Co.	2.950	10-01-26	1,334,000	1,383,836
JPMorgan Chase & Co.	3.200	06-15-26	270,000	282,995
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	2,590,000	2,651,375
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	1,590,000	1,770,863
Lloyds Banking Group PLC (A)	4.450	05-08-25	2,385,000	2,571,118
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	865,000	906,088
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (A)(E)	2.778	12-01-21	735,000	734,762
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	2,900,000	2,975,216
Regions Financial Corp.	2.750	08-14-22	2,230,000	2,269,248

6 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp.	3.800	08-14-23	2,320,000	$2,455,572
Santander Holdings USA, Inc.	3.400	01-18-23	1,073,000	1,103,841
Santander Holdings USA, Inc.	3.500	06-07-24	2,530,000	2,616,898
Santander Holdings USA, Inc.	3.700	03-28-22	1,880,000	1,929,108
Santander Holdings USA, Inc.	4.450	12-03-21	1,149,000	1,198,808
Santander UK Group Holdings PLC (C)	4.750	09-15-25	790,000	824,931
SunTrust Bank (A)	2.450	08-01-22	1,250,000	1,264,682
SunTrust Banks, Inc.	4.000	05-01-25	1,712,000	1,865,547
The PNC Financial Services Group, Inc.	3.500	01-23-24	1,570,000	1,668,059
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	1,225,000	1,243,375
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (D)	6.750	08-01-21	2,383,000	2,566,014
The Royal Bank of Scotland Group PLC (A)	3.875	09-12-23	1,405,000	1,447,252
The Toronto-Dominion Bank	2.650	06-12-24	2,280,000	2,339,695
The Toronto-Dominion Bank (A)	3.250	03-11-24	1,941,000	2,042,396
Wells Fargo & Company	3.550	09-29-25	2,895,000	3,080,363
Wells Fargo & Company (3 month LIBOR + 3.770%) (D)(E)	6.180	12-15-19	1,015,000	1,022,613
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	3,301,000	3,640,310
Capital markets 1.0%
Ares Capital Corp.	3.625	01-19-22	924,000	940,564
Cantor Fitzgerald LP (C)	4.875	05-01-24	1,490,000	1,579,417
FS KKR Capital Corp.	4.250	01-15-20	704,000	706,105
Lazard Group LLC	4.375	03-11-29	775,000	852,269
Macquarie Bank, Ltd. (C)	4.875	06-10-25	1,250,000	1,355,877
Morgan Stanley	3.875	01-27-26	895,000	967,599
Stifel Financial Corp. (A)	4.250	07-18-24	715,000	757,028
The Goldman Sachs Group, Inc.	3.850	01-26-27	3,103,000	3,313,505
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)	2.859	08-15-23	1,770,000	1,794,959
Consumer finance 0.8%
American Express Company	2.500	08-01-22	1,910,000	1,936,850
Capital One Financial Corp.	3.450	04-30-21	1,562,000	1,594,916
Capital One Financial Corp.	3.500	06-15-23	1,170,000	1,221,965
Capital One Financial Corp.	3.900	01-29-24	1,575,000	1,672,428
Discover Financial Services (A)	3.950	11-06-24	1,708,000	1,820,774
Discover Financial Services	4.100	02-09-27	385,000	414,522
Discover Financial Services	5.200	04-27-22	215,000	231,201
Synchrony Financial	2.850	07-25-22	465,000	471,275
Diversified financial services 0.3%
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	55,210	55,248
Jefferies Financial Group, Inc. (A)	5.500	10-18-23	955,000	1,038,766
Jefferies Group LLC	4.150	01-23-30	1,155,000	1,171,652
Jefferies Group LLC	4.850	01-15-27	1,136,000	1,215,350
Insurance 0.9%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	925,000	924,434
AXA SA	8.600	12-15-30	540,000	785,700
Brighthouse Financial, Inc. (A)	3.700	06-22-27	2,315,000	2,285,384
Lincoln National Corp.	4.000	09-01-23	360,000	384,256
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	770,000	898,444
MetLife, Inc. (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-68	585,000	830,700

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	827,000	$905,565
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	2,399,000	2,566,930
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	1,145,000	1,339,949
Thrifts and mortgage finance 0.2%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (C)	3.622	04-26-23	1,150,000	1,175,057
Nationwide Building Society (3.960% to 7-18-29, then 3 month LIBOR + 1.855%) (C)	3.960	07-18-30	805,000	847,198
Health care 1.8%				22,164,204

Biotechnology 0.2%
Celgene Corp.	3.250	02-20-23	838,000	871,308
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	1,752,000	1,822,272
Health care equipment and supplies 0.1%
Boston Scientific Corp. (A)	3.450	03-01-24	829,000	871,162
Health care providers and services 0.9%
AmerisourceBergen Corp.	3.450	12-15-27	1,525,000	1,588,686
CVS Health Corp.	3.000	08-15-26	327,000	331,000
CVS Health Corp.	3.350	03-09-21	1,243,000	1,265,674
CVS Health Corp.	5.050	03-25-48	905,000	1,054,471
Fresenius Medical Care US Finance III, Inc. (C)	3.750	06-15-29	2,350,000	2,395,045
HCA, Inc.	4.125	06-15-29	1,727,000	1,840,153
HCA, Inc.	5.250	06-15-26	1,240,000	1,399,665
Universal Health Services, Inc. (C)	4.750	08-01-22	785,000	793,933
Universal Health Services, Inc. (C)	5.000	06-01-26	832,000	869,440
Pharmaceuticals 0.6%
Bayer US Finance II LLC (C)	3.500	06-25-21	650,000	663,765
Bristol-Myers Squibb Company (C)	2.900	07-26-24	2,545,000	2,638,700
GlaxoSmithKline Capital PLC	3.000	06-01-24	1,919,000	1,997,363
Pfizer, Inc.	2.950	03-15-24	1,690,000	1,761,567
Industrials 3.9%				47,150,758

Aerospace and defense 0.4%
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	1,275,000	1,336,200
The Boeing Company	3.200	03-01-29	2,590,000	2,759,407
United Technologies Corp.	3.350	08-16-21	1,270,000	1,301,230
Air freight and logistics 0.1%
CH Robinson Worldwide, Inc.	4.200	04-15-28	1,110,000	1,242,747
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	645,471	689,557
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	902,116	910,777
American Airlines 2013-1 Class A Pass Through Trust	4.000	01-15-27	323,214	343,803
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	935,612	982,766
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	1,428,951	1,493,254
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	696,782	704,865
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	07-15-29	1,602,327	1,725,226
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29	1,113,932	1,184,221
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	481,938	501,215
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	1,143,506	1,222,148
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	444,562	456,077
American Airlines 2019-1 Class A Pass Through Trust	3.500	08-15-33	655,000	675,829
American Airlines 2019-1 Class AA Pass Through Trust	3.150	08-15-33	985,000	1,041,165

8 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	975,020	$1,030,986
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	75,343	76,157
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	457,208	485,875
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	523,199	555,115
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	691,085	740,152
Delta Air Lines, Inc.	3.625	03-15-22	2,020,000	2,078,946
Delta Air Lines, Inc.	3.800	04-19-23	1,335,000	1,388,789
Delta Air Lines, Inc. (A)	4.375	04-19-28	1,688,000	1,823,889
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	218,830	219,705
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	1,691,043	1,799,270
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	615,371	633,771
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	1,360,490	1,431,507
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	1,330,823	1,357,706
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	299,618	313,430
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	1,195,000	1,343,211
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	512,539	555,182
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	387,862	433,939
Building products 0.1%
Owens Corning	3.950	08-15-29	910,000	941,265
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	1,205,000	1,272,887
General Electric Company	5.550	01-05-26	1,696,000	1,880,011
Professional services 0.3%
IHS Markit, Ltd. (C)	4.000	03-01-26	1,771,000	1,882,927
IHS Markit, Ltd. (C)	4.750	02-15-25	410,000	446,859
IHS Markit, Ltd.	4.750	08-01-28	662,000	747,160
Trading companies and distributors 0.4%
AerCap Ireland Capital DAC	4.625	10-30-20	1,060,000	1,085,781
AerCap Ireland Capital DAC	5.000	10-01-21	1,160,000	1,216,373
Aircastle, Ltd.	4.400	09-25-23	547,000	578,030
Aircastle, Ltd.	5.500	02-15-22	786,000	839,573
Ashtead Capital, Inc. (C)	5.250	08-01-26	1,335,000	1,421,775
Information technology 4.1%				48,708,282

Communications equipment 0.2%
Motorola Solutions, Inc.	4.600	02-23-28	2,389,000	2,590,129
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	3.700	02-15-22	624,000	639,984
Tech Data Corp.	4.950	02-15-27	1,771,000	1,901,535
IT services 0.5%
Fiserv, Inc.	2.750	07-01-24	1,015,000	1,037,075
Fiserv, Inc.	3.200	07-01-26	1,490,000	1,559,445
IBM Corp.	2.850	05-13-22	3,595,000	3,677,247
Semiconductors and semiconductor equipment 2.0%
Broadcom Corp.	3.875	01-15-27	2,930,000	2,931,997
KLA Corp.	4.100	03-15-29	894,000	991,115
Lam Research Corp. (A)	4.000	03-15-29	2,061,000	2,287,825
Lam Research Corp.	4.875	03-15-49	905,000	1,112,119
Marvell Technology Group, Ltd.	4.875	06-22-28	1,915,000	2,161,238
Microchip Technology, Inc.	3.922	06-01-21	1,105,000	1,128,616
Microchip Technology, Inc.	4.333	06-01-23	2,731,000	2,878,286
Micron Technology, Inc.	4.185	02-15-27	3,100,000	3,198,248

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 9

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	4.975	02-06-26	755,000	$813,453
Micron Technology, Inc.	5.327	02-06-29	2,724,000	3,015,361
NXP BV (C)	3.875	06-18-26	1,246,000	1,309,486
NXP BV (C)	4.875	03-01-24	1,244,000	1,352,958
Software 0.2%
Microsoft Corp.	4.450	11-03-45	1,599,000	2,069,922
Technology hardware, storage and peripherals 1.0%
Dell International LLC (C)	4.900	10-01-26	1,995,000	2,132,811
Dell International LLC (C)	5.300	10-01-29	2,005,000	2,173,693
Dell International LLC (C)	6.020	06-15-26	1,283,000	1,447,991
Dell International LLC (C)	8.350	07-15-46	2,476,000	3,253,114
Hewlett Packard Enterprise Company	3.500	10-05-21	1,710,000	1,748,595
Seagate HDD Cayman (A)	4.750	01-01-25	1,245,000	1,296,039
Materials 0.5%				5,623,105

Chemicals 0.4%
Braskem Netherlands Finance BV (C)	4.500	01-10-28	975,000	973,245
Mexichem SAB de CV (C)	5.500	01-15-48	1,170,000	1,197,799
Syngenta Finance NV (C)	4.441	04-24-23	1,990,000	2,085,130
Syngenta Finance NV (C)	5.676	04-24-48	485,000	518,076
Metals and mining 0.1%
Anglo American Capital PLC (C)	4.750	04-10-27	785,000	848,855
Real estate 0.8%				9,523,707

Equity real estate investment trusts 0.8%
American Homes 4 Rent LP	4.250	02-15-28	1,055,000	1,146,094
American Tower Corp.	2.950	01-15-25	1,119,000	1,148,139
American Tower Corp.	3.550	07-15-27	2,262,000	2,405,119
American Tower Corp.	3.800	08-15-29	810,000	873,056
GLP Capital LP	3.350	09-01-24	575,000	579,393
GLP Capital LP	5.375	04-15-26	874,000	959,355
SBA Tower Trust (C)	3.722	04-09-48	1,500,000	1,559,125
Ventas Realty LP	3.500	02-01-25	811,000	853,426
Utilities 1.2%				14,050,014

Electric utilities 0.6%
ABY Transmision Sur SA (C)	6.875	04-30-43	610,080	754,980
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(D)	5.250	01-29-23	1,445,000	1,500,994
Emera US Finance LP	3.550	06-15-26	534,000	563,584
Empresa Electrica Angamos SA (C)	4.875	05-25-29	639,083	669,500
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	490,000	562,758
Vistra Operations Company LLC (C)	3.550	07-15-24	1,950,000	1,971,692
Vistra Operations Company LLC (C)	4.300	07-15-29	1,320,000	1,348,095
Independent power and renewable electricity producers 0.3%
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	2,323,000	2,483,086
NRG Energy, Inc. (C)	3.750	06-15-24	680,000	703,665
Multi-utilities 0.3%
CenterPoint Energy, Inc.	2.500	09-01-22	710,000	715,727
CenterPoint Energy, Inc.	2.500	09-01-24	685,000	687,010
Oncor Electric Delivery Company LLC (C)	2.750	06-01-24	2,025,000	2,088,923

10 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.0% (Cost $228,616)				$244,096
Financials 0.0%				244,096

Capital markets 0.0%
State Street Corp. (3 month LIBOR + 1.000%) (E)	3.410	06-01-77	318,000	244,096
Term loans (F) 0.0% (Cost $277,220)				$279,179
Consumer discretionary 0.0%				279,179

Hotels, restaurants and leisure 0.0%
Marriott Ownership Resorts, Inc., 2018 Term Loan B (1 month LIBOR + 2.250%)	4.362	08-29-25	278,600	279,179
Collateralized mortgage obligations 9.2% (Cost $109,646,346)				$110,401,350
Commercial and residential 6.6%				78,655,498

Americold LLC
Series 2010-ARTA, Class D (C)	7.443	01-14-29	885,000	927,653
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (C)(G)	3.258	04-27-48	193,151	193,777
Series 2018-3, Class A1 (C)(G)	3.649	09-25-48	599,959	606,579
AOA Mortgage Trust
Series 2015-1177, Class C (C)(G)	3.110	12-13-29	1,066,000	1,075,384
Arroyo Mortgage Trust
Series 2018-1, Class A1 (C)(G)	3.763	04-25-48	1,983,303	2,023,729
Series 2019-2, Class A1 (C)(G)	3.347	04-25-49	1,545,199	1,566,378
Series 2019-3, Class A1 (C)(G)	2.962	10-25-48	966,071	976,396
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (C)(G)	3.716	04-14-33	1,436,000	1,525,260
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (C)(E)	3.166	03-15-37	1,114,000	1,111,204
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	4.123	09-15-32	640,000	654,415
Series 2015-SRCH, Class D (C)(G)	5.122	08-10-35	947,000	1,060,629
BENCHMARK Mortgage Trust
Series 2018-B1, Class A2	3.571	01-15-51	1,175,000	1,229,278
Series 2018-B7, Class A2	4.377	05-15-53	1,255,000	1,364,270
Series 2019-B10, Class A2	3.614	03-15-62	1,145,000	1,221,770
Series 2019-B11, Class A2	3.410	05-15-52	945,000	1,004,046
Series 2019-B12, Class A2	3.001	08-15-52	1,360,000	1,423,674
BRAVO Residential Funding Trust
Series 2019-NQM1, Class A1 (C)(G)	2.666	07-25-59	832,380	832,000
Bunker Hill Loan Depositary Trust
Series 2019-1, Class A1 (C)	3.613	10-26-48	189,170	191,115
Series 2019-2, Class A1 (C)	2.879	07-25-49	2,264,369	2,274,396
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	1.023	01-10-35	11,465,000	246,431
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(E)	3.516	03-15-37	772,000	773,932
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(E)	3.945	12-15-37	290,000	291,086
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	1,290,000	1,380,014
CHT Mortgage Trust
Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(E)	4.445	11-15-36	1,091,000	1,091,677
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A3	2.935	04-10-48	1,065,000	1,116,153
Series 2019-PRM, Class A (C)	3.341	05-10-36	1,175,000	1,234,591
Series 2019-SMRT, Class A (C)	4.149	01-10-24	1,190,000	1,293,304

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CLNS Trust
Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(E)	3.301	06-11-32	430,000	$429,320
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (C)(G)	3.470	07-27-48	152,924	153,765
Series 2019-2, Class A1 (C)(G)	3.337	05-25-49	815,169	829,691
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.800	08-15-45	5,014,371	194,701
Series 2012-CR3 Class XA IO	2.022	10-15-45	7,256,938	344,994
Series 2014-CR15, Class XA IO	1.094	02-10-47	5,159,862	172,854
Series 2014-CR20, Class A3	3.326	11-10-47	2,060,000	2,188,846
Series 2016-CR28, Class A3	3.495	02-10-49	545,000	588,480
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.588	05-10-51	12,657,566	447,485
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (G)	4.934	12-10-44	955,000	1,001,215
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	1,070,000	1,131,897
Series 2013-LC13, Class B (C)(G)	5.009	08-10-46	555,000	604,883
Series 2017-PANW, Class A (C)	3.244	10-10-29	399,000	419,012
Core Industrial Trust
Series 2015-CALW, Class XA IO (C)	0.939	02-10-34	11,294,881	183,454
Credit Suisse First Boston Mortgage Securities Corp.
Series 2006-OMA, Class B2 (C)	5.538	05-15-23	1,670,000	1,682,201
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(E)	3.795	05-15-36	2,655,000	2,664,972
CSMC Trust
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	1,720,000	1,719,722
Galton Funding Mortgage Trust
Series 2018-1, Class A43 (C)(G)	3.500	11-25-57	401,230	406,621
GCAT LLC
Series 2019-NQM1, Class A1 (C)	2.985	02-25-59	1,619,341	1,643,951
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.357	05-10-45	7,958,392	277,551
Series 2013-GC12, Class A3	2.860	06-10-46	1,130,000	1,160,314
Series 2015-590M, Class C (C)(G)	3.932	10-10-35	1,410,000	1,482,571
Series 2015-GC34, Class A3	3.244	10-10-48	1,495,000	1,591,331
Series 2016-RENT, Class D (C)(G)	4.202	02-10-29	990,000	1,002,438
Series 2017-485L, Class C (C)(G)	4.115	02-10-37	605,000	639,893
Series 2019-GC39, Class A2	3.457	05-10-52	1,319,000	1,406,608
Series 2019-GC40, Class A2	2.971	07-10-52	1,210,000	1,266,554
Hilton Orlando Trust
Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(E)	3.895	12-15-34	490,000	489,837
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (1 month LIBOR + 3.900%) (C)(E)	6.260	08-05-34	820,000	818,354
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	432,000	456,648
Series 2017-APTS, Class CFX (C)(G)	3.613	06-15-34	510,000	525,999
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(G)	3.279	05-15-48	925,736	966,068
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3	3.801	08-15-48	1,345,000	1,473,088
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class A2	3.150	06-13-52	2,390,000	2,506,497
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.582	07-05-32	6,599,685	238,107
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(E)	3.105	06-15-35	518,461	518,490
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (C)(E)	3.245	05-15-36	1,285,000	1,285,194
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(E)	3.595	11-15-34	945,000	945,592

12 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Motel 6 Trust
Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (C)(E)	3.595	08-15-34	926,272	$925,973
MSCG Trust
Series 2016-SNR, Class D (C)	6.550	11-15-34	952,000	979,900
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	520,000	583,605
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	460,000	475,078
Seasoned Credit Risk Transfer Trust
Series 2019-2, Class MA	3.500	08-25-58	1,400,285	1,479,911
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A1 (C)(G)	3.793	03-25-48	319,091	324,470
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	715,000	754,141
Verus Securitization Trust
Series 2018-1, Class A1 (C)(G)	2.929	02-25-48	744,384	745,075
Series 2018-3, Class A1 (C)(G)	4.108	10-25-58	1,164,682	1,179,526
VNDO Mortgage Trust
Series 2013-PENN, Class D (C)(G)	4.079	12-13-29	992,000	1,002,119
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(G)	2.800	03-18-28	970,000	966,822
Series 2014-LC18, Class A2	2.954	12-15-47	82,856	82,817
Series 2016-C33, Class A3	3.162	03-15-59	1,155,000	1,226,667
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(E)	3.845	12-15-34	360,000	358,579
Series 2019-C51, Class A2	3.039	06-15-52	1,725,000	1,809,268
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (C)	2.062	11-15-45	4,228,807	208,444
Series 2013-C15, Class B (G)	4.624	08-15-46	585,000	627,097
Series 2013-C16, Class B (G)	5.194	09-15-46	345,000	377,667
U.S. Government Agency 2.6%				31,745,852

Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.445	12-25-21	9,893,138	239,344
Series K018, Class X1 IO	1.455	01-25-22	9,463,819	230,918
Series K021, Class X1 IO	1.564	06-25-22	2,510,554	86,408
Series K022, Class X1 IO	1.346	07-25-22	13,503,070	398,790
Series K030, Class X1 IO	0.301	04-25-23	209,485,754	1,337,315
Series K038, Class X1 IO	1.307	03-25-24	21,614,009	953,563
Series K040, Class A2	3.241	09-25-24	2,380,000	2,532,289
Series K041, Class A2	3.171	10-25-24	1,015,000	1,078,224
Series K042, Class A2	2.670	12-25-24	930,000	967,394
Series K048, Class A2 (G)	3.284	06-25-25	970,000	1,044,571
Series K048, Class X1 IO	0.372	06-25-25	6,555,124	85,696
Series K049, Class A2	3.010	07-25-25	1,670,000	1,776,663
Series K050, Class A2 (G)	3.334	08-25-25	830,000	898,146
Series K064, Class A1	2.891	10-25-26	873,515	917,278
Series K718, Class X1 IO	0.729	01-25-22	22,811,253	283,644
Series K727, Class A2	2.946	07-25-24	3,155,000	3,298,946
Series K728, Class A2 (G)	3.064	08-25-24	2,035,000	2,139,742
Series K729, Class A2	3.136	10-25-24	1,712,000	1,808,559
Series KIR3, Class A1	3.038	08-25-27	1,920,000	2,033,664
Federal National Mortgage Association
Series 2015-M13, Class A2 (G)	2.802	06-25-25	2,865,000	2,990,886
Government National Mortgage Association
Series 2012-114, Class IO	0.767	01-16-53	1,083,236	50,021
Series 2016-174, Class IO	0.914	11-16-56	4,733,766	358,815
Series 2017-109, Class IO	0.610	04-16-57	7,083,493	372,802
Series 2017-124, Class IO	0.706	01-16-59	8,902,096	561,438

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-140, Class IO	0.609	02-16-59	5,319,475	$308,174
Series 2017-169, Class IO	0.733	01-16-60	11,044,178	678,750
Series 2017-20, Class IO	0.747	12-16-58	9,958,812	593,375
Series 2017-22, Class IO	1.022	12-16-57	3,545,804	296,906
Series 2017-41, Class IO	0.792	07-16-58	7,034,829	458,764
Series 2017-46, Class IO	0.620	11-16-57	7,654,172	435,739
Series 2017-61, Class IO	0.769	05-16-59	4,774,351	329,910
Series 2018-114, Class IO	0.540	04-16-60	12,447,336	752,217
Series 2018-158, Class IO	0.727	05-16-61	8,440,889	641,248
Series 2018-69, Class IO	0.536	04-16-60	6,766,053	404,920
Series 2018-9, Class IO	0.558	01-16-60	7,181,268	400,733
Asset backed securities 11.8% (Cost $137,712,036)				$140,442,214
Asset backed securities 11.8%				140,442,214

AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (E)	2.553	06-22-37	509,791	489,566
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (E)	2.332	08-25-37	1,889,423	1,833,193
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (E)	2.432	05-25-36	751,963	739,289
Ally Auto Receivables Trust
Series 2018-2, Class A4	3.090	06-15-23	1,915,000	1,960,602
Series 2018-3, Class A4	3.120	07-17-23	1,410,000	1,449,127
Ally Master Owner Trust
Series 2018-1, Class A2	2.700	01-17-23	2,892,000	2,920,622
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	610,000	631,288
Series 2018-3, Class C	3.740	10-18-24	499,000	523,757
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-07-49	1,656,000	1,701,408
Arby’s Funding LLC
Series 2015-1A, Class A2 (C)	4.969	10-30-45	1,280,125	1,323,252
ARI Fleet Lease Trust
Series 2018-B, Class A2 (C)	3.220	08-16-27	1,598,532	1,617,627
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A (C)	3.450	03-20-23	1,045,000	1,076,574
Series 2019-3A, Class A (C)	2.360	03-20-26	1,357,000	1,363,951
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	670,237	686,086
CenterPoint Energy Restoration Bond Company LLC
Series 2009-1, Class A3	4.243	08-15-23	676,280	697,992
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1	2.490	01-20-23	1,435,000	1,449,266
CLI Funding LLC
Series 2018-1A, Class A (C)	4.030	04-18-43	1,187,841	1,228,877
Coinstar Funding LLC
Series 2017-1A, Class A2 (C)	5.216	04-25-47	1,260,975	1,304,716
Collegiate Funding Services Education Loan Trust
Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (E)	2.530	03-28-35	725,000	699,448
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.559	02-25-35	117,870	118,085
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	497,145	507,570
Series 2017-1A, Class A2II (C)	4.030	11-20-47	530,550	553,438
Series 2019-1A, Class A2I (C)	3.787	05-20-49	2,884,770	2,997,247
Dell Equipment Finance Trust
Series 2018-1, Class A3 (C)	3.180	06-22-23	705,000	713,844
DLL LLC
Series 2018-ST2, Class A3 (C)	3.460	01-20-22	875,000	887,899
Series 2018-ST2, Class A4 (C)	3.590	06-20-24	1,834,000	1,884,068

14 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	1,935,500	$2,045,224
DRB Prime Student Loan Trust
Series 2015-D, Class A2 (C)	3.200	01-25-40	712,814	724,329
Series 2016-B, Class A2 (C)	2.890	06-25-40	752,298	761,182
Driven Brands Funding LLC
Series 2015-1A, Class A2 (C)	5.216	07-20-45	1,621,813	1,673,386
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class A (C)	2.610	01-25-34	1,610,000	1,615,851
Enterprise Fleet Financing LLC
Series 2018-3, Class A2 (C)	3.380	05-20-24	1,137,000	1,152,877
Evergreen Credit Card Trust
Series 2018-1, Class A (C)	2.950	03-15-23	1,580,000	1,604,535
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	1,230,700	1,304,704
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (C)	3.857	04-30-47	459,425	462,489
Ford Credit Auto Owner Trust
Series 2015-1, Class A (C)	2.120	07-15-26	2,785,000	2,783,849
Series 2017-B, Class A4	1.870	09-15-22	348,000	347,374
Series 2017-C, Class A4	2.160	03-15-23	890,000	894,681
Series 2018-1, Class A (C)	3.190	07-15-31	2,556,000	2,694,835
Series 2018-2, Class A (C)	3.470	01-15-30	1,220,000	1,288,409
Series 2018-B, Class A3	3.240	04-15-23	1,236,000	1,263,658
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	1,565,000	1,567,606
Series 2018-3, Class A1	3.520	10-15-23	2,560,000	2,648,072
Series 2019-2, Class A	3.060	04-15-26	2,079,000	2,178,374
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class A4 (C)	2.130	03-16-23	1,375,000	1,380,757
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	1,600,000	1,660,884
Goal Capital Funding Trust
Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (E)	2.332	08-25-44	2,999,172	2,918,411
Golden Credit Card Trust
Series 2018-1A, Class A (C)	2.620	01-15-23	4,545,000	4,585,185
Series 2018-4A, Class A (C)	3.440	10-15-25	3,200,000	3,396,266
Great American Auto Leasing, Inc.
Series 2019-1, Class A4 (C)	3.210	02-18-25	847,000	875,162
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	1,083,075	1,088,824
Series 2018-AA, Class A (C)	3.540	02-25-32	337,501	349,733
Home Partners of America Trust
Series 2019-1, Class A (C)	2.908	09-17-39	2,025,000	2,073,727
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	384,000	383,779
Series 2017-3, Class A4	1.980	11-20-23	475,000	475,814
Series 2018-1, Class A4	2.830	05-15-24	1,980,000	2,013,081
Series 2018-2, Class A4	3.160	08-19-24	1,185,000	1,217,104
Hyundai Auto Receivables Trust
Series 2018-B, Class A3	3.200	12-15-22	775,000	790,216
Jack In The Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	620,000	650,957
Series 2019-1A, Class A2I (C)	3.982	08-25-49	715,000	731,345
KeyCorp Student Loan Trust
Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (E)	2.496	10-27-42	906,475	872,094
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	815,000	831,062
MelTel Land Funding LLC
Series 2019-1A, Class A (C)	3.768	04-15-49	618,000	636,712

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (C)(G)	3.500	08-25-58	538,538	$554,927
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (C)	2.210	10-17-22	1,138,000	1,138,761
Series 2019-A, Class A3 (C)	2.840	11-13-23	976,000	996,123
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	38,427	38,389
Series 2015-1A, Class A (C)	2.520	12-20-32	111,636	111,690
Series 2018-1A, Class A (C)	3.450	01-21-36	1,088,936	1,128,183
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	1,319,591	1,373,214
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A (C)	2.640	05-15-68	1,015,000	1,037,430
Nelnet Student Loan Trust
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) (E)	2.436	01-25-37	971,831	948,667
Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (C)(E)	2.598	08-23-36	1,739,000	1,686,492
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	754,197	766,940
Series 2018-FNT2, Class A (C)	3.790	07-25-54	450,655	460,289
NextGear Floorplan Master Owner Trust
Series 2018-1A, Class A2 (C)	3.220	02-15-23	415,000	421,066
Series 2018-2A, Class A2 (C)	3.690	10-15-23	820,000	846,678
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	1,025,000	1,025,899
Series 2018-A, Class A4	2.890	06-17-24	1,750,000	1,785,679
Series 2018-C, Class A3	3.220	06-15-23	1,869,000	1,918,155
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	350,502	352,528
Series 2018-PLS2, Class A (C)	3.265	02-25-23	1,069,821	1,078,375
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	441,000	454,953
PFS Financing Corp.
Series 2018-B, Class A (C)	2.890	02-15-23	950,000	959,238
Series 2018-F, Class A (C)	3.520	10-15-23	965,000	993,910
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	720,000	728,396
Series 2018-3, Class C	3.510	08-15-23	1,455,000	1,476,154
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (C)	3.230	10-20-24	740,000	752,972
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	1,145,000	1,171,182
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (C)	3.500	06-20-35	371,276	383,394
Series 2018-3A, Class A (C)	3.690	09-20-35	491,724	509,938
Series 2019-1A, Class A (C)	3.200	01-20-36	573,537	591,748
SLM Private Credit Student Loan Trust
Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (E)	2.700	06-15-39	357,441	350,380
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	443,389	446,677
Series 2016-A, Class A2A (C)	2.700	05-15-31	1,748,905	1,768,493
Series 2019-B, Class A2A (C)	2.840	06-15-37	1,508,000	1,545,914
Sonic Capital LLC
Series 2016-1A, Class A2 (C)	4.472	05-20-46	344,458	349,060
SunTrust Student Loan Trust
Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(E)	2.446	10-28-37	2,401,616	2,349,300
Taco Bell Funding LLC
Series 2018-1A, Class A2I (C)	4.318	11-25-48	1,480,810	1,542,649
TAL Advantage V LLC
Series 2014-1A, Class A (C)	3.510	02-22-39	238,500	240,825

16 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.987	10-25-53		355,000	$366,975
Series 2015-2, Class 1M2 (C)(G)	3.806	11-25-60		815,000	834,336
Series 2015-6, Class M2 (C)(G)	3.750	04-25-55		1,775,000	1,906,312
Series 2016-5, Class A1 (C)(G)	2.500	10-25-56		811,353	811,763
Series 2017-1, Class A1 (C)(G)	2.750	10-25-56		293,020	294,687
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57		241,295	243,381
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58		521,721	530,578
Series 2018-3, Class A1 (C)(G)	3.750	05-25-58		787,343	821,770
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58		1,575,610	1,607,082
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58		1,972,757	2,035,883
Series 2019-1, Class A1 (C)(G)	3.750	03-25-58		1,058,831	1,110,490
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31		3,496,000	3,605,810
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22		1,530,000	1,532,255
Triton Container Finance V LLC
Series 2018-1A, Class A (C)	3.950	03-20-43		948,458	976,792
Vantage Data Centers Issuer LLC
Series 2018-1A, Class A2 (C)	4.072	02-16-43		738,750	768,342
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35		679,672	681,435
Wachovia Student Loan Trust
Series 2006-1, Class B (3 month LIBOR + 0.240%) (C)(E)	2.516	04-25-40		177,608	166,465
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28		77,982	77,825
Series 2016-1A, Class A (C)	3.500	12-20-28		130,676	131,234
Series 2017-1A, Class A (C)	3.050	12-20-30		377,203	379,002
Westlake Automobile Receivables Trust
Series 2019-1A, Class C (C)	3.450	03-15-24		623,000	633,301
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3	3.190	12-15-21		1,319,000	1,340,488

				Shares	Value
Preferred securities 0.1% (Cost $1,071,134)					$1,182,162
Financials 0.0%					345,362

Banks 0.0%
Wells Fargo & Company, Series L, 7.500%				238	345,362
Utilities 0.1%					836,800

Electric utilities 0.0%
The Southern Company, 6.750%				2,561	133,070
Multi-utilities 0.1%
Dominion Energy, Inc., 7.250%				1,437	146,502
DTE Energy Company, 6.500%				9,800	557,228

		Yield (%)		Shares	Value
Securities lending collateral 1.9% (Cost $22,439,350)					$22,439,731
John Hancock Collateral Trust (H)		2.1920	(I)	2,242,448	22,439,731

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTMENT GRADE BOND FUND 17

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.6% (Cost $67,868,639)				$67,870,000
U.S. Government Agency 1.0%				12,465,000

Federal Agricultural Mortgage Corp. Discount Note	2.030	09-03-19	6,227,000	6,227,000
Federal Home Loan Bank Discount Note	1.900	09-03-19	6,238,000	6,238,000

			Par value^	Value
Repurchase agreement 4.6%				55,405,000

Barclays Tri-Party Repurchase Agreement dated 8-30-19 at 2.120% to be repurchased at $52,332,324 on 9-3-19, collateralized by $51,664,700 U.S. Treasury Notes, 2.375% due 3-15-22 (valued at $53,379,058, including interest)			52,320,000	52,320,000
Repurchase Agreement with State Street Corp. dated 8-30-19 at 1.050% to be repurchased at $3,085,360 on 9-3-19, collateralized by $3,090,000 U.S. Treasury Notes, 2.250% due 3-31-21 (valued at $3,148,067, including interest)			3,085,000	3,085,000
Total investments (Cost $1,220,071,656) 105.1%				$1,259,593,757
Other assets and liabilities, net (5.1%)				(60,890,872)
Total net assets 100.0%				$1,198,702,885

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 8-31-19. The value of securities on loan amounted to $21,978,877.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $226,467,799 or 18.9% of the fund’s net assets as of 8-31-19.

(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 8-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

18 JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2019, by major security category or type:

	Total value at 8-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$537,318,002	—	$537,318,002	—
Foreign government obligations	4,791,950	—	4,791,950	—
Corporate bonds	374,625,073	—	374,625,073	—
Capital preferred securities	244,096	—	244,096	—
Term loans	279,179	—	279,179	—
Collateralized mortgage obligations	110,401,350	—	110,401,350	—
Asset backed securities	140,442,214	—	140,442,214	—
Preferred securities	1,182,162	$1,182,162	—	—
Securities lending collateral	22,439,731	22,439,731	—	—
Short-term investments	67,870,000	—	67,870,000	—
Total investments in securities	$1,259,593,757	$23,621,893	$1,235,971,864	—

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	78,306	12,061,060	(9,896,918)	2,242,448	—	—	($505)	($23)	$22,439,731

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

19

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	55Q1	08/19
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		10/19